Goodwill and intangible assets (Tables)	12 Months Ended
Dec. 31, 2023
Notes Goodwill And Intangible Assets Tables [Line Items]
Disclosure of information for cashgenerating unit with significant amount of goodwill explanatory

Discount and growth rates
Discount rates Growth rates
In % 31.12.23 31.12.22 31.12.23 31.12.22
Global Wealth Management Americas 9.5 10.5 3.8 3.8
Global Wealth Management Switzerland and International 9.5 9.4 3.4 3.6
Asset Management 9.0 9.5 3.3 3.4

Disclosure Of Reconciliation Of Changes In Intangible Assets And Goodwill Explanatory

USD m Goodwill
Intangible
assets
1
2023 2022
Historical cost
Balance at the beginning of the year 6,043 1,598 7,641 7,739
Acquisition of the Credit Suisse Group
2
0 1,287 1,287 0
Additions 0 6 6 0
Disposals
3
(10) (30) (40) (22)
Foreign currency translation 10 102 112 (76)
Balance at the end of the year 6,043 2,964 9,006 7,641
Accumulated amortization and impairment
Balance at the beginning of the year 0 1,374 1,374 1,360
Amortization 134 134 26
Impairment / (reversal of impairment) 0 0 0 (1)
Disposals
3
0 (30) (30) 0
Foreign currency translation 0 13 13 (11)
Balance at the end of the year 0 1,491 1,491 1,374
Net book value at the end of the year 6,043 1,473 7,515 6,267 of which: Global Wealth Management Americas 3,712 36 3,748 3,740
of which: Global Wealth Management Switzerland and International 1,182 55 1,236 1,225
of which: Personal & Corporate Banking 0 908 908 0
of which: Asset Management 1,149 0 1,149 1,167
of which: Investment Bank 0 135 135 135
of which: Non-core and Legacy 0 339 339 0
1 Intangible assets

mainly include customer

relationships, core

deposits, contractual

rights and the

fully amortized branch

network intangible asset

recognized in connection

with the acquisition

of PaineWebber
Group, Inc. in 2000.

2 Refer to Note 2 for more information about the acquisition of the Credit Suisse Group.

3 Reflects the derecognition of goodwill allocated to business and intangible assets held by entities that have been disposed of. Refer to Note 30 for more information.

Disclosure Of Assets With Infinite Useful Lives And Finite Useful Lives Intangible Assets Future Amortization Expense Explanatory	USD m Intangible assets Estimated aggregated amortization expenses for: 2024 211 2025 194 2026 181 2027 173 2028 161 Thereafter 551 Not amortized due to indefinite useful life 3 Total 1,473